Copper Mountain non-controlling interest acquisition (Narrative) (Details) - Copper Mountain Mine (BC) Ltd. [Member] - Mitsubishi Materials Corporation [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	25.00%
Cash consideration	$ 4,500
Annual deferred payments	21,000
Annual deferred payments, amount per payment	3,000
Contingent payments	18,750
Additional contingent payments	$ 3,750
Proportion of ownership interest in subsidiary	100.00%	75.00%
Total consideration transferred	$ 35,900
Annual deferred payments recorded as financial liability	16,600
Contingent payments recorded as financial liability	13,300
Transaction cost recorded in equity	$ 1,500